Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Abstract]
Within 30 days	$ 258	$ 45,064
Accounts receivable, net	$ 258	$ 45,064